Employee Benefits - Summary of company's obligations under defined benefit obligations (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	$ 231.8	$ 258.0
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(255.0)
Fair value of plans assets	226.1	256.0
Total defined benefit obligation of funded plans	(28.9)	(7.0)
Employee future benefit liabilities	(103.1)	(81.0)
Canada [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation		(263.0)
Canada [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(74.2)	(74.0)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(2.7)
Fair value of plans assets	2.2	2.0
Total defined benefit obligation of funded plans	(0.5)	(0.5)
Employee future benefit liabilities	(107.8)	(113.0)
Foreign [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation		(2.5)
Foreign [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	$ (107.3)	$ (112.5)